Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses And Other Current Assets
Receivable for common stock warrants proceeds			$ 3,258
Prepaid expenses		439	824
Security deposits		85	149
Other		286	756
Total	$ 929	$ 810	$ 4,987